July 29, 2015

Mary Cole, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Inflation Focused Bond Fund, Inc. (“Registrant”)

 on behalf of the following series:

T. Rowe Price Inflation Focused Bond Fund (the “Fund”)

 File Nos.: 333-136805/811-21919

Dear Ms. Cole:

Pursuant to the provisions of Section 20(a) of the Investment Company Act of 1940 and Section 14(c) of the Securities and Exchange Act of 1934, we are filing the preliminary Information Statement for the above listed Registrant on behalf of its currently effective series thereunder. These materials relate to a special meeting of shareholders to be held on August 31, 2015 (the “Shareholder Meeting”). Since other T. Rowe Price funds own a sufficient proportion of the Fund’s shares to approve matters submitted to shareholders, the Fund will not need to solicit proxies on behalf of the proposals. The record date for the Shareholder Meeting is August 7, 2015, and the definitive Information Statement is expected to mail to shareholders on August 10, 2015. The definitive Information Statement filing will include the Fund’s outstanding shares as of the record date, and will set forth the principal holders of the Fund’s shares and beneficial ownership information for the Fund’s executive officers and directors as of July 31, 2015. In addition, the definitive Information Statement filing will set forth the percentage of the Fund’s shares that are owned by other T. Rowe Price funds as of the record date (currently, other T. Rowe Price funds own approximately 85% of the Fund’s shares and that figure is not expected to materially change).

The Shareholder Meeting will be held on behalf of the Fund, a currently effective series of the Registrant. On July 27, 2015, the Registrant amended its registration statement pursuant to Rule 485(a) under the 1933 Act to add a new class to be called T. Rowe Price Low Duration Inflation Focused Bond Fund—I Class; however, this Information Statement and the Shareholder Meeting only relate to the currently existing series. After the Shareholder Meeting, the Registrant’s and Fund’s names will be changed to align with the name of the new class.

The matters to be acted on at the meeting for the above Registrant, as detailed in the Information Statement, include:

1. To amend the Fund’s investment objective so that the Fund seeks a level of income that is consistent with the current rate of inflation; and

2. To amend the Fund’s investment management agreement to change the management fee structure.

Please feel free to contact the undersigned at (410) 345-6646, or in my absence, Darrell N. Braman at (410) 345-2013 or Vicki S. Horwitz at 410-577-5024, if you should have any questions.

Sincerely,

/s/Brian R. Poole

Brian R. Poole

Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.